EMPLOYEE BENEFIT PLANS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected benefit payments:
Net transfer out of Level 3 assets due to a change in the significance of unobservable inputs for several investments	$ 7
U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	958	834
Fair value of plan assets	636	538
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	958	834
Accumulated benefit obligation	925	789
Fair value of plan assets	636	538
2013 expected employer contributions:
To plan trusts	73
Expected benefit payments:
2013	58
2014	54
2015	53
2016	55
2017	59
2018 - 2022	325
Non-U.S. Defined Benefit Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	2,742	1,897
Fair value of plan assets	2,223	1,492
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	1,751	1,618
Accumulated benefit obligation	1,603	1,500
Fair value of plan assets	1,266	1,251
2013 expected employer contributions:
To plan trusts	81
Expected benefit payments:
2013	175
2014	98
2015	103
2016	105
2017	107
2018 - 2022	578
Other Postretirement Benefit Plans
Health care trend rate
Health care trend rate (as a percent)	7.50%	7.50%
Ultimate health care trend rate (as a percent)	5.00%	5.00%
Effects of one-percent-point change in assumed health care cost trend rates
Effect on postretirement benefit obligation, Increase	3.6
Effect on postretirement benefit obligation, Decrease	(3.1)
U.S. Other Postretirement Benefit Plans
2013 expected employer contributions:
To plan trusts	11
Expected benefit payments:
2013	11
2014	11
2015	11
2016	11
2017	11
2018 - 2022	49
Non-U.S. Other Postretirement Benefit Plans
2013 expected employer contributions:
To plan trusts	1
Expected benefit payments:
2013	1
2014	1
2015	1
2016	1
2017	1
2018 - 2022	$ 2